[NOTIFY-INTERNET] ckpepper@capinv.com
UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Capital Investment Services of America, Inc.
Address:   700 N. Water Street
           Suite 325
           Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen H. Mortonson
Title:    Senior Vice President
Phone:    414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  April 23, 1999

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice.
[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.
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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D A T & T CORP                   com              001957109      201  2520.00 SH       SOLE                2520.00
D ABBOTT LABS.                   com              002824100     1067 22790.00 SH       SOLE               22790.00
D AMERICAN GENERAL               com              026351106      239  3394.00 SH       SOLE                3394.00
D AMERICAN HOME PRODUCTS CORP    com              026609107      391  6000.00 SH       SOLE                6000.00
D AMERICAN INTL GRP              com              026874107      743  6162.50 SH       SOLE                6162.50
D AMERITECH CORP NEW             com              030954101      416  7220.00 SH       SOLE                7220.00
D APOLLO GROUP                   com              037604105    11683 391055.00SH       SOLE              391055.00
D ARCHER-DANIELS- MIDLND CO      com              039483102      797 54244.00 SH       SOLE               54244.00
D ATLANTIC RICHFIELD CO          com              048825103      336  4600.00 SH       SOLE                4600.00
D AUTOMATIC DATA PROCESSING      com              053015103    38886 939854.72SH       SOLE              939854.72
D BELLSOUTH CORP                 com              079860102      269  6720.00 SH       SOLE                6720.00
D BERKSHIRE HATHAWAY CL B        com              846702074      326   138.50 SH       SOLE                 138.50
D BP AMOCO PLC ADR               com              055622104      776  7681.00 SH       SOLE                7681.00
D BRISTOL-MYERS SQUIBB           com              110122108      282  4400.00 SH       SOLE                4400.00
D CINTAS CORP                    com              172908105    23256 355729.61SH       SOLE              355729.61
D CITIGROUP INC.                 com              894190107      323  5060.00 SH       SOLE                5060.00
D COCA-COLA CO                   com              191216100     2076 33822.00 SH       SOLE               33822.00
D DIEBOLD INC                    com              253651103     9170 382075.90SH       SOLE              382075.90
D ELAN PLC ADR                   com              284131208    12726 182455.00SH       SOLE              182455.00
D EMERSON ELEC                   com              291011104    26269 496233.61SH       SOLE              496233.61
D EXXON CORP                     com              302290101     1638 23210.00 SH       SOLE               23210.00
D FEDL NATL MTG ASSOC            com              313586109      587  8480.00 SH       SOLE                8480.00
D FIRSTAR CORP.NEW               com              33763v109      812  9077.60 SH       SOLE                9077.60
D GALILEO INTRNTL                com              363547100    11583 239450.00SH       SOLE              239450.00
D GARTNER GROUP CL A             com              366651107     6738 298650.00SH       SOLE              298650.00
D GENERAL ELECTRIC               com              369604103    30777 278208.00SH       SOLE              278208.00
D GILLETTE CO                    com              375766102      436  7338.00 SH       SOLE                7338.00
D GRAINGER W W                   com              384802104    21195 492180.68SH       SOLE              492180.68
D HARLEY DAVIDSON                com              412822108    29853 520307.39SH       SOLE              520307.39
D HEWLETT-PACKARD                com              428236103      420  6200.00 SH       SOLE                6200.00
D ILLINOIS TOOL WORKS            com              452308109    16012 258777.00SH       SOLE              258777.00
D INTEL CORP                     com              458140100      278  2336.00 SH       SOLE                2336.00
D KIMBERLY CLARK                 com              494368103      383  7992.00 SH       SOLE                7992.00
D LILLY ELI & CO                 com              532457108      255  3000.00 SH       SOLE                3000.00
D MANPOWER INC WIS               com              56418h100     6760 289215.00SH       SOLE              289215.00
D MARSHALL & ILSLEY              com              571834100     1016 18320.00 SH       SOLE               18320.00
D MC DONALDS                     com              580135101      279  6168.00 SH       SOLE                6168.00
D MCLEODUSA INC CL A             com              582266102     3284 78200.00 SH       SOLE               78200.00
D MEDTRONIC INC                  com              585055106    23773 330753.22SH       SOLE              330753.22
D MERCK & CO                     com              589331107    26859 335218.84SH       SOLE              335218.84
D MICROSOFT CORP                 com              594918104    16422 183226.00SH       SOLE              183226.00
D MICROSOFT CORP PFD. A          com              594918203    11239 114100.00SH       SOLE              114100.00
D MOBIL CORP                     com              607059102      247  2810.00 SH       SOLE                2810.00
D MOLEX INC                      com              608554101    22610 769713.97SH       SOLE              769713.97
D NORTHERN TRUST                 com              665859104      222  2500.00 SH       SOLE                2500.00
D PAYCHEX INC.                   com              704326107    14124 297735.50SH       SOLE              297735.50
D PEPSICO INC                    com              713448108      204  5200.00 SH       SOLE                5200.00
D PFIZER INC                     com              717081103    44722 322321.16SH       SOLE              322321.16
D SARA LEE CORP                  com              803111103      218  8800.00 SH       SOLE                8800.00
D SIGMA-ALDRICH                  com              826552101    17137 585884.02SH       SOLE              585884.02
D SYSCO CORP                     com              871829107    23962 910669.00SH       SOLE              910669.00
D US BANCORP DEL NEW             com              902973106      274  8050.00 SH       SOLE                8050.00
D WARNER-LAMBERT                 com              934488107     6383 96350.00 SH       SOLE               96350.00
S REPORT SUMMARY                 53 DATA RECORDS              941873            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $470,937

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